Commitments and Contingencies (Details Narrative) (10-Q)						1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2016 USD ($)	Jan. 15, 2016 USD ($)	Dec. 15, 2015 USD ($)	Nov. 15, 2015 USD ($)	Oct. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 31, 2016 USD ($)	Aug. 31, 2015 USD ($) shares	May 31, 2015 USD ($)	Jan. 31, 2015	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) ft² $ / shares shares	Dec. 31, 2014 USD ($)	Nov. 30, 2015	Feb. 28, 2015 USD ($) $ / shares shares	Jul. 31, 2014 $ / shares shares	Apr. 30, 2014 ft²	Dec. 31, 2013 shares
Rent expense													$ 107,000	$ 236,000	$ 126,000	$ 253,000	$ 476,169	$ 441,148
Cost and accumulated amortization included in property and equipment												$ 135,000	562,000		562,000		501,000	135,000
Amortization of leased property															77,000		77,000
Accrued interest												182,184	1,800,000		$ 1,800,000		$ 1,800,000	$ 182,184
Issuance of warrants to purchase of common stock, shares | shares																	1,313				237,570
Warrants price per share | $ / shares																	$ 60.00				$ 28.20
Number of common stock shares issued for agreements | shares															3,938		263
Number of common stock issued for agreement															$ 190,327		$ 190,327
Annual compensation for services								$ 100,000							172,051		314,761
Financial Service Agreements [Member]
Warants term											5 years
Number of common stock shares issued for agreements | shares							31,000		26,667
Financial Service Agreements [Member] | Initial Six Month Term [Member]
Number of common stock shares issued for agreements | shares									26,667
Number of common stock issued for agreement									$ 30,000
Financial Service Agreements [Member] | Additional Six Months [Member]
Number of common stock shares issued for agreements | shares									26,667
Number of common stock issued for agreement									$ 30,000
Series Subordinated Note [Member]
Liquidated damages						$ 300,000
Outstanding debt						415,398											415,398
Accrued interest						$ 14,476											$ 2,048
Series Subordinated Notes [Member]
Interest expense															694,869
Issuance of warrants to purchase of common stock, shares | shares																							35,688
Series Subordinated Note [Member]
Debt monthly payments	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,000					$ 50,000		$ 50,000
Outstanding debt													415,000		415,000
Accrued interest													$ 27,000		$ 27,000
Mr.Davis [Member]
Issuance of warrants to purchase of common stock, shares | shares														16,127		16,127
Warrants price per share | $ / shares														$ 6.60		$ 6.60
Percentage of warrants vested and exercisable upon issuance														100.00%		100.00%
Personal guarantee														$ 242,000		$ 242,000
Mr.Davis [Member] | Capital Lease Agreement [Member]
Lease term															3 years
Capital lease financing amount																				$ 500,000
Warants term															5 years
Issuance of warrants to purchase of common stock, shares | shares																				27,175
Warrants price per share | $ / shares																				$ 17.25
Percentage of warrants vested and exercisable upon issuance																				100.00%
Computer Leases [Member]
Lease term															3 years		3 years
Computer Equipment and Software Licenses [Member] | Directors [Member] | Minimum [Member]
Capital lease imputed interest rate																	3.80%		3.80%
Computer Equipment and Software Licenses [Member] | Directors [Member] | Maximum [Member]
Capital lease imputed interest rate																	18.00%		18.00%
Prepaid Software Licenses [Member] | Directors [Member]
Capital lease imputed interest rate													10.00%		10.00%		10.00%
Prepaid software licenses													$ 253,000		$ 253,000		$ 252,628
Prepaid Software Licenses [Member] | Directors [Member] | July 2017 [Member]
Debt monthly payments															$ 10,759		$ 10,759
Chanhassen [Member]
Area of square feet leases | ft²																	22,000
Dallas [Member]
Area of square feet leases | ft²																						1,812